LOANS, Other Financial Liabilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Between May and September 2023 [Member]
Other financial liabilities [Abstract]
Other financial liabilities	$ 1,797
Expiration date	Between May and September 2023
Between May and September 2023 [Member] | Bottom of Range [Member]
Other financial liabilities [Abstract]
Interest rate	5.75%	5.75%
Between May and September 2023 [Member] | Top of Range [Member]
Other financial liabilities [Abstract]
Interest rate	7.75%	7.75%
April / May 2023 [Member]
Other financial liabilities [Abstract]
Other financial liabilities | €		€ 284
Expiration date	April / May 2023
April / May 2023 [Member] | Bottom of Range [Member]
Other financial liabilities [Abstract]
Interest rate	3.05%	3.05%
April / May 2023 [Member] | Top of Range [Member]
Other financial liabilities [Abstract]
Interest rate	3.85%	3.85%
August 2023 [Member]
Other financial liabilities [Abstract]
Other financial liabilities	$ 8,000
Interest rate	4.30%	4.30%
Expiration date	August 2023